The fair value of the convertible embedded derivative was measured using methodology consistent with the share price valuation described on share-based payments (note 10). (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Interest accrued	$ 11,077	$ 39,521	$ 17,681
Financial Instruments Measured At Fair Value [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	400,915
New issuances		300,000
Deferred expenses		(236)
Interest accrued	22,108	28,630
Changes in the fair value of the embedded derivative conversion feature	(22,108)	72,521
Expenses with convertible instruments		101,151
Conversion of senior preferred shares and embedded derivative into equity	(400,915)
Balance at end of the year		400,915
Host debt instrument at amortized cost		328,394
Embedded derivative at fair value		$ 72,521